Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2026
Accounting Policies [Abstract]
Amortization period	5 years		5 years
Impairment losses
Cash and cash equivalent	$ 4,029,305	$ 4,311,269	$ 11,877,975
Deposits			$ 11,900,000